Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 284,626	$ 202,181
Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		2,197
Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	352	355
Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	544
Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	283,730
Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		199,629
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	269,001	178,339
CANADA | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
CANADA | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
CANADA | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
CANADA | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	269,001
CANADA | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		178,339
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	12,592	13,582
UNITED STATES | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		79
UNITED STATES | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	317	318
UNITED STATES | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	529
UNITED STATES | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	11,746
UNITED STATES | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		13,185
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	340	3,916
PERU | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		2,110
PERU | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	26	28
PERU | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
PERU | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	314
PERU | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		1,778
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,406	2,792
MEXICO | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
MEXICO | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
MEXICO | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
MEXICO | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,406
MEXICO | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		2,792
BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	203	120
BARBADOS | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		7
BARBADOS | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	8	7
BARBADOS | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	12
BARBADOS | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	183
BARBADOS | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		106
ARGENTINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	84	3,432
ARGENTINA | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		1
ARGENTINA | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	1	2
ARGENTINA | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	3
ARGENTINA | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 80
ARGENTINA | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		$ 3,429